Schedule of intangible assets, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 357,508
Less: accumulated amortization	20,213
Total intangible assets, net	337,295
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	19,681
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 337,827